Credit Risk - Disclosure of Borrower Profile (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Internal remortgages	£ 32,800	£ 31,900
Further advances and flexi drawdowns (£bn)	800	800
First-time buyers - gross lending (£bn )	3,300	3,000
Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 167,228	£ 175,239
Percentage of residential mortgage loans	100.00%	100.00%
New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,918	£ 12,164
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 70,339	£ 73,075
Percentage of residential mortgage loans	42.00%	42.00%
Home movers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 6,736	£ 5,009
Percentage of residential mortgage loans	45.00%	41.00%
Remortgagers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 45,725	£ 49,084
Percentage of residential mortgage loans	27.00%	28.00%
Remortgagers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 4,353	£ 3,901
Percentage of residential mortgage loans	29.00%	32.00%
First-time buyers | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 36,233	£ 37,495
Percentage of residential mortgage loans	22.00%	21.00%
First-time buyers | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,262	£ 3,015
Percentage of residential mortgage loans	22.00%	25.00%
Buy-to-let | Stock | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,931	£ 15,585
Percentage of residential mortgage loans	9.00%	9.00%
Buy-to-let | New business | Credit risk
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 567	£ 239
Percentage of residential mortgage loans	4.00%	2.00%